UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

BNY Mellon State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund

SEMIANNUAL REPORT October 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021 through October 31, 2021, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2021, Class A shares of BNY Mellon Connecticut Fund, a series of BNY Mellon State Municipal Bond Funds, produced a total return of -0.10%, Class C shares returned -0.52%, Class I shares returned 0.02%, Class Y shares returned -0.09% and Class Z shares returned 0.04%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of 0.01% for the same period.2

Municipal bonds were hindered somewhat by off-and-on pandemic concerns, political uncertainty and inflation expectations. The fund’s Class A, C and Y shares underperformed the Index, mainly due to an overweight position in transportation and housing bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Investment Adviser, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Delta Variant, Inflation Concerns and Political Uncertainty Weigh on Market

While the market continued to benefit from policies put in place in response to the COVID-19 pandemic, volatility increased as a result of a variety of factors. Despite the volatility, credit spreads are now tighter than they were prior to the pandemic, which is a testament to how strong the market has been over the past year.

The primary factors driving the recent volatility have been the emergence of the Delta variant of COVID-19, uncertainty about whether inflation would be transitory and how well the Federal Reserve (the “Fed”) would address inflationary pressures. Tax reform measures in Washington D.C. have also factored into the market environment.

The Delta variant contributed to volatility by casting doubt on the pace of the reopening of the economy and of future growth. But volatility was fed primarily by concerns about inflation and whether it would be short lived or persist over a longer period. The market has appeared to be uncertain about this. While the long end of the curve flattened, suggesting that investors believed inflationary pressures would soon ease, the shorter end of the curve rose, indicating investors believed the Fed would be forced to raise rates sooner than it has indicated.

The political environment has also affected the market. While the November 2020 election increased the likelihood of income-tax hikes for corporations and higher-income households, adding to the appeal of tax-exempt municipal securities, the extent of potential tax increases became less certain late in the reporting period, weakening demand for municipal securities somewhat. Among the possible changes under discussion is the lifting of the cap on the deduction of state and local taxes. The cap went into effect with the Tax Cuts and Jobs Act of 2017 and has helped fuel inflows into municipal bond funds.

While the market has been volatile, credit fundamentals remain strong. The fiscal health of issuers has remained better than expected in part because real-estate and income-tax exceeded budgeted projections. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic.

Connecticut, in particular, has held up well because of the nature of its workforce, which is concentrated in the financial services sector. Strong stock market returns also benefited tax revenues as capital gains were significant. The state has taken advantage of strong tax revenue flows to bolster its “rainy day” fund and improved the funded status of its pension plan.

Asset Allocation Drove Performance

The fund’s underperformance versus the Index was driven in part by the fund’s underweight to transportation and overweight to housing bonds. Curve positioning also detracted as the long end of the curve outperformed. The fund was underweight this portion of the curve in part because few longer bonds are available from the Connecticut market. The fund did not make use of derivatives during the reporting period.

On a more positive note, the fund had an overweight to revenue bonds, which outperformed. Overweight positions in the hospital and education segments of the market were especially beneficial. An overweight position in A rated bonds also contributed positively to returns.

An Uncertain Environment

The outlook for the municipal bond market is somewhat unclear, given the uncertainty about inflation. The market appears undecided about the inflation outlook and will continue to digest new inflation data and Fed policy as it becomes evident. On the other hand, the state’s fundamentals are likely to remain positive over the short term, though certain issues, including pension funding, bear watching over the long term.

Given that it is uncertain whether inflation is transitory, and that credit spreads are now tighter than they were before the pandemic, we are positioning the fund conservatively.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Nevertheless, we will continue to look for opportunities to take advantage of any weakness that arises.

November 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares, Class Y shares and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund from May 1, 2021 to October 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.33	$8.55	$3.08	$3.83	$3.03
Ending value (after expenses)	$999.00	$994.80	$1,000.20	$999.10	$1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.38	$8.64	$3.11	$3.87	$3.06
Ending value (after expenses)	$1,020.87	$1,016.64	$1,022.13	$1,021.37	$1,022.18
†

Expenses are equal to the fund’s annualized expense ratio of .86% for Class A, 1.70% for Class C, .61% for Class I, .76% for Class Y and .60% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%
Connecticut - 97.0%
Connecticut, GO, Ser. A	5.00	3/1/2026	5,000,000		5,532,079
Connecticut, GO, Ser. D	5.00	11/1/2027	3,500,000		3,500,000
Connecticut, GO, Ser. D	5.00	11/1/2031	2,500,000		2,500,000
Connecticut, GO, Ser. D	5.00	11/1/2028	5,000,000		5,000,000
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,623,072
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	2,500,000		2,970,987
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000		1,193,766
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2034	3,000,000		3,462,729
Connecticut Bradley International Airport, Revenue Bonds	5.00	7/1/2049	2,500,000		2,987,129
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	4.00	2/1/2035	2,125,000		2,514,554
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	5.00	3/1/2029	2,600,000		2,980,872
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[a]	1,645,230
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[a]	1,100,140
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2040	4,020,000		4,696,632
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,163,748
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. E	5.00	7/1/2027	3,265,000		3,629,503
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. F	5.00	7/1/2045	2,500,000		2,847,345
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Mary Wade Home Obligated Group) Ser. A1	5.00	10/1/2054	2,000,000	[a]	2,182,924
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000		1,375,820

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Connecticut - 97.0% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,000,000	2,180,605
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	2,204,075
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	5.00	7/1/2032	1,000,000	1,187,856
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. A	4.00	7/1/2041	2,250,000	2,556,163
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000	5,620,743
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000	3,340,359
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	230,886
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,343,553
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Choate Rosemary Hall Foundation) Ser. F	4.00	7/1/2042	1,110,000	1,299,609
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	8,916,021
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Loomis Institute) (Insured; American Municipal Bond Assurance Corp.) Ser. F	5.25	7/1/2028	1,760,000	2,212,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Connecticut - 97.0% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000	1,041,951
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	596,115
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The University of Hartford)	5.00	7/1/2034	425,000	510,163
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity College) Ser. R	4.00	6/1/2045	2,300,000	2,653,850
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	7,500,000	8,813,760
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven) Ser. K1	5.00	7/1/2036	1,000,000	1,177,799
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale New Haven Health Obligated Group) Ser. E	5.00	7/1/2027	3,960,000	4,433,375
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2051	1,000,000	1,171,611
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,644,621
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	4.00	7/1/2040	500,000	574,693
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	750,000	920,198
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2021	1,450,000	1,452,473
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2023	1,400,000	1,526,304
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2022	1,400,000	1,466,153

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Connecticut - 97.0% (continued)
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,400,000		1,441,454
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	2,160,000		2,225,560
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,300,000		2,486,694
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	2,760,000		2,950,436
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. D1	3.00	5/15/2051	3,500,000		3,775,181
Connecticut Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,000,000		3,147,316
Connecticut Transmission Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2042	3,000,000		3,023,606
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,091
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,549,498
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000		3,700,929
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2027	750,000		864,845
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000		704,641
New Haven, GO, Ser. A	5.25	8/1/2027	1,740,000		2,138,170
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000		1,167,595
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000		4,148,660
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000		4,070,947
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000		2,995,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Connecticut - 97.0% (continued)
The Metropolitan District, GO, Refunding	5.00	7/15/2034	1,065,000	1,310,894
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,797,420
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	1,275,000	1,506,489
The Metropolitan District, Revenue Bonds (Clean Water Project) Ser. A	5.00	10/1/2031	2,050,000	2,661,099
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2042	2,000,000	2,273,792
The Metropolitan District, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2022	1,510,000	[b] 1,540,254
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,891,065
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	6,602,985
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	3,035,465
				190,017,441
U.S. Related - 1.8%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	12,000,000	[c] 1,936,116
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,500,000	1,627,948
				3,564,064
Total Investments (cost $184,113,535)			98.8%	193,581,505
Cash and Receivables (Net)			1.2%	2,332,895
Net Assets			100.0%	195,914,400

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $9,477,792 or 4.84% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Education	21.9
General Obligation	21.6
Medical	14.1
Water	11.1
Transportation	7.6
Nursing Homes	4.9
Single Family Housing	4.3
Student Loan	3.0
General	2.3
Power	1.6
Utilities	1.6
Airport	1.5
Multifamily Housing	1.5
Tobacco Settlement	1.0
Prerefunded	.8
Pollution	.0
98.8

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	184,113,535	193,581,505
Cash		119,621
Interest receivable		2,393,728
Receivable for shares of Beneficial Interest subscribed		28,347
Prepaid expenses		32,084
		196,155,285
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		109,806
Payable for shares of Beneficial Interest redeemed		84,094
Trustees’ fees and expenses payable		1,513
Other accrued expenses		45,472
		240,885
Net Assets ($)		195,914,400
Composition of Net Assets ($):
Paid-in capital		187,044,398
Total distributable earnings (loss)		8,870,002
Net Assets ($)		195,914,400

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	105,460,539	1,455,288	20,538,365	10,407	68,449,801
Shares Outstanding	8,832,905	122,063	1,720,061	871.84	5,733,997
Net Asset Value Per Share ($)	11.94	11.92	11.94	11.94	11.94

See notes to financial statements.

STATEMENT OF OPERATION
Six Months Ended October 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	2,794,827
Expenses:
Management fee—Note 3(a)	548,484
Shareholder servicing costs—Note 3(c)	172,917
Professional fees	52,591
Registration fees	30,180
Trustees’ fees and expenses—Note 3(d)	11,118
Chief Compliance Officer fees—Note 3(c)	7,077
Prospectus and shareholders’ reports	6,844
Distribution fees—Note 3(b)	5,790
Custodian fees—Note 3(c)	1,958
Loan commitment fees—Note 2	166
Miscellaneous	12,686
Total Expenses	849,811
Less—reduction in expenses due to undertaking—Note 3(a)	(98,656)
Less—reduction in fees due to earnings credits—Note 3(c)	(938)
Net Expenses	750,217
Investment Income—Net	2,044,610
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(98,745)
Net change in unrealized appreciation (depreciation) on investments	(2,010,647)
Net Realized and Unrealized Gain (Loss) on Investments	(2,109,392)
Net (Decrease) in Net Assets Resulting from Operations	(64,782)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations ($):
Investment income—net	2,044,610	4,615,220
Net realized gain (loss) on investments	(98,745)	773,285
Net change in unrealized appreciation (depreciation) on investments	(2,010,647)	10,053,107
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,782)	15,441,612
Distributions ($):
Distributions to shareholders:
Class A	(1,062,567)	(2,475,577)
Class C	(8,632)	(31,221)
Class I	(207,242)	(379,429)
Class Y	(104)	(251)
Class Z	(774,766)	(1,737,040)
Total Distributions	(2,053,311)	(4,623,518)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,459,834	2,746,393
Class C	66,624	53,837
Class I	3,549,270	5,618,812
Class Y	-	10,000
Class Z	510,624	1,309,737
Distributions reinvested:
Class A	861,358	2,007,759
Class C	8,481	27,595
Class I	205,911	374,940
Class Z	587,226	1,308,453
Cost of shares redeemed:
Class A	(4,294,905)	(12,746,831)
Class C	(319,727)	(1,296,989)
Class I	(533,316)	(2,781,970)
Class Y	-	(370,210)
Class Z	(1,305,383)	(5,483,129)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	795,997	(9,221,603)
Total Increase (Decrease) in Net Assets	(1,322,096)	1,596,491
Net Assets ($):
Beginning of Period	197,236,496	195,640,005
End of Period	195,914,400	197,236,496

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	120,896	228,549
Shares issued for distributions reinvested	71,441	167,746
Shares redeemed	(356,661)	(1,068,249)
Net Increase (Decrease) in Shares Outstanding	(164,324)	(671,954)
Class Ca
Shares sold	5,501	4,550
Shares issued for distributions reinvested	704	2,310
Shares redeemed	(26,478)	(108,465)
Net Increase (Decrease) in Shares Outstanding	(20,273)	(101,605)
Class Ib
Shares sold	294,337	469,476
Shares issued for distributions reinvested	17,081	31,310
Shares redeemed	(44,145)	(233,055)
Net Increase (Decrease) in Shares Outstanding	267,273	267,731
Class Y
Shares sold	-	872
Shares redeemed	-	(32,276)
Net Increase (Decrease) in Shares Outstanding	-	(31,404)
Class Z
Shares sold	42,295	109,346
Shares issued for distributions reinvested	48,717	109,340
Shares redeemed	(108,113)	(458,044)
Net Increase (Decrease) in Shares Outstanding	(17,101)	(239,358)

[a]	During the period ended April 30, 2021, 6,458 Class C shares representing $78,222 were automatically converted to 6,454 Class A shares.
[b]	During the period ended April 30, 2021, 32,875 Class A shares representing $390,264 were exchanged for 32,908 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.07	11.43	11.62	11.35	11.68	12.10
Investment Operations:
Investment income—net[a]	.12	.27	.28	.29	.30	.32
Net realized and unrealized gain (loss) on investments	(.13)	.64	(.19)	.27	(.32)	(.42)
Total from Investment Operations	(.01)	.91	.09	.56	(.02)	(.10)
Distributions:
Dividends from investment income—net	(.12)	(.27)	(.28)	(.29)	(.31)	(.32)
Net asset value, end of period	11.94	12.07	11.43	11.62	11.35	11.68
Total Return (%)[b]	(.10)[c]	7.97	.71	4.98	(.24)	(.87)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.97	.95	.95	.94	.93
Ratio of net expenses to average net assets	.86[d]	.87	.89	.95	.94	.93
Ratio of net investment income to average net assets	1.94[d]	2.22	2.37	2.53	2.61	2.66
Portfolio Turnover Rate	7.85[c]	6.37	19.22	4.84	10.71	9.93
Net Assets, end of period ($ x 1,000)	105,461	108,582	110,498	118,062	127,921	145,523

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2021		Year Ended April 30,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.05	11.41	11.61	11.33	11.66	12.08
Investment Operations:
Investment income—net[a]	.07	.17	.19	.20	.21	.23
Net realized and unrealized gain (loss) on investments	(.13)	.64	(.20)	.28	(.33)	(.43)
Total from Investment Operations	(.06)	.81	(.01)	.48	(.12)	(.20)
Distributions:
Dividends from investment income—net	(.07)	(.17)	(.19)	(.20)	(.21)	(.22)
Net asset value, end of period	11.92	12.05	11.41	11.61	11.33	11.66
Total Return (%)[b]	(.52)[c]	7.10	(.17)	4.23	(1.02)	(1.63)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80[d]	1.78	1.76	1.75	1.71	1.69
Ratio of net expenses to average net assets	1.70[d]	1.68	1.69	1.75	1.70	1.69
Ratio of net investment income to average net assets	1.10[d]	1.42	1.58	1.72	1.82	1.89
Portfolio Turnover Rate	7.85[c]	6.37	19.22	4.84	10.71	9.93
Net Assets, end of period ($ x 1,000)	1,455	1,715	2,784	3,712	4,507	10,653

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.07	11.43	11.62	11.35	11.68	12.10
Investment Operations:
Investment income—net[a]	.13	.29	.31	.31	.33	.34
Net realized and unrealized gain (loss) on investments	(.13)	.65	(.19)	.27	(.33)	(.42)
Total from Investment Operations	.00[b]	.94	.12	.58	.00[b]	(.08)
Distributions:
Dividends from investment income—net	(.13)	(.30)	(.31)	(.31)	(.33)	(.34)
Net asset value, end of period	11.94	12.07	11.43	11.62	11.35	11.68
Total Return (%)	.02[c]	8.24	.97	5.22	.00[d]	(.64)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.72	.71	.72	.70	.69
Ratio of net expenses to average net assets	.61[e]	.62	.64	.72	.70	.69
Ratio of net investment income to average net assets	2.17[e]	2.46	2.62	2.76	2.84	2.90
Portfolio Turnover Rate	7.85[c]	6.37	19.22	4.84	10.71	9.93
Net Assets, end of period ($ x 1,000)	20,538	17,534	13,544	9,869	9,629	12,555

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01% per share.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2021		Year Ended April 30,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.07	11.42	11.62	11.35	11.68	12.10
Investment Operations:
Investment income—net[a]	.12	.30	.31	.32	.34	.34
Net realized and unrealized gain (loss) on investments	(.13)	.61	(.20)	.27	(.33)	(.41)
Total from Investment Operations	(.01)	.91	.11	.59	.01	(.07)
Distributions:
Dividends from investment income—net	(.12)	(.26)	(.31)	(.32)	(.34)	(.35)
Net asset value, end of period	11.94	12.07	11.42	11.62	11.35	11.68
Total Return (%)	(.09)[b]	7.99	.91	5.26	.03	(.60)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[c]	.98	.68	.68	.66	.65
Ratio of net expenses to average net assets	.76[c]	.88	.61	.68	.66	.65
Ratio of net investment income to average net assets	1.96[c]	2.21	2.65	2.79	2.87	2.93
Portfolio Turnover Rate	7.85[b]	6.37	19.22	4.84	10.71	9.93
Net Assets, end of period ($ x 1,000)	10	11	369	380	437	813

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class Z Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.07	11.43	11.62	11.35	11.68	12.10
Investment Operations:
Investment income—net[a]	.13	.29	.31	.31	.33	.34
Net realized and unrealized gain (loss) on investments	(.12)	.65	(.19)	.27	(.33)	(.42)
Total from Investment Operations	.01	.94	.12	.58	.00[b]	(.08)
Distributions:
Dividends from investment income—net	(.14)	(.30)	(.31)	(.31)	(.33)	(.34)
Net asset value, end of period	11.94	12.07	11.43	11.62	11.35	11.68
Total Return (%)	.04[c]	8.24	.94	5.21	.07	(.74)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.75	.73	.75	.70	.71
Ratio of net expenses to average net assets	.60[d]	.65	.67	.75	.70	.71
Ratio of net investment income to average net assets	2.22[d]	2.47	2.59	2.74	2.83	2.88
Portfolio Turnover Rate	7.85[c]	6.37	19.22	4.84	10.71	9.93
Net Assets, end of period ($ x 1,000)	68,450	69,394	68,446	72,725	78,274	86,696

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Connecticut Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Service Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2021, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 871.84 Class Y shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	193,581,505	-	193,581,505

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $904,600 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2021. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2021 was as follows: tax-exempt income $4,623,518. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2021 through August 31, 2022, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets. On or after August 31, 2022, the Adviser may terminate this waiver agreement at any time. In addition, the Adviser has contractually agreed, from August 31, 2021 through August 31, 2022, to assume the direct expenses of Class Y so that the direct expenses of Class Y do not exceed the direct expenses of Class I. On or after August 31, 2022, the Adviser may terminate this expense limitation agreement for Class Y at any time. The reduction in expenses, pursuant to the undertaking, amounted to $98,656 during the period ended October 31, 2021.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .264% of the value of the fund’s average daily net assets.

During the period ended October 31, 2021, the Distributor retained $335 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2021, Class C shares were charged $5,790 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2021, Class A and Class C shares were charged $136,482 and $1,930, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2021, Class Z shares were charged $0 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related to fund subscriptions and redemptions. During the period ended October 31, 2021, the fund was charged $15,458 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2021, the fund was charged $1,958 pursuant to the custody agreement. These fees were partially offset by earnings credits of $938.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2021, the fund was charged $952 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $91,730, Distribution Plan fees of $937, Shareholder Services Plan fees of $22,879, custodian fees of $1,044, Chief Compliance Officer fees of $4,718 and transfer agency fees of $4,105, which are offset against an expense reimbursement currently in effect in the amount of $15,607.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2021, amounted to $19,140,088 and $15,274,500, respectively.

At October 31, 2021, accumulated net unrealized depreciation on investments was $9,467,970, consisting of $10,096,788 gross unrealized appreciation and $628,818 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 19, 2021 (the “Meeting”), the Board discussed with representatives of the Adviser plans to realign Mellon Investments Corporation’s (“Mellon”) fixed income capabilities with Insight North America LLC (“INA”) (the “Firm Realignment”), with such realignment scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”). The Adviser noted that, as a result of the Firm Realignment, the portfolio managers who are currently responsible for managing the investments of the fund as employees of Mellon in a dual employment arrangement with the Adviser, will become employees of INA as of the Effective Date. Consequently, the Adviser proposed to engage INA to serve as the fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “New Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed amending the Fund’s current management agreement (the “Current Management Agreement”) to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of INA as sub-investment adviser to the fund (as proposed to be amended, the “Amended Management Agreement”), to be effective on the Effective Date.

At the Meeting, the Adviser recommended the approval of the New Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to the fund, and the Amended Management Agreement. The recommendation for the approval of the New Sub-Advisory Agreement and the Amended Management Agreement was based on the following considerations, among others: (i) approval of the New Sub-Advisory Agreement and the Amended Management Agreement would permit the fund’s current portfolio managers to continue to be responsible for the day-to-day management of the Fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered at a Board meeting on July 30, 2020 (the “15(c) Meeting”), at which the Board re-approved the Current Management Agreement for the ensuing year, other than the information about the Firm Realignment and INA.

At the Meeting, the Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (the “Independent Trustees”), considered and approved the New Sub-Advisory Agreement and the Amended Management Agreement. In determining whether to approve the New Sub-Advisory Agreement and the Amended Management Agreement, the Board considered the materials prepared by the Adviser received in advance of the Meeting and other information presented at the Meeting, which included: (i) a form of the New

Sub-Advisory Agreement and a form of the Amended Management Agreement; (ii) information regarding the Firm Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; and (iv) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an “assignment” of the Current Management Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the Meeting and the 15(c) Meeting.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the New Sub-Advisory Agreement, the Board considered: (i) INA’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services, which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the New Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the New Sub-Advisory Agreement. The Board also considered, as it related to the Amended Management Agreement, that the nature, extent and quality of the services that are provided by the Adviser are expected to remain the same, including the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel.

Investment Performance. The Board had considered the fund’s investment performance and that of the investment team managing the fund’s portfolio at the 15(c) Meeting (including comparative data provided by Broadridge Financial Solutions, Inc. (“Broadridge”)). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the New Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the New Sub-Advisory Agreement and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fee payable under the New Sub-Advisory Agreement, noting that the proposed fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund or the Adviser’s profitability. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Current Management Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, at the 15(c) Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and INA under the New Sub-Advisory Agreement.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Current Management Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the New Sub-Advisory Agreement and Amended Management Agreement for the fund effective as of the Effective Date.

**********************************************************

At a meeting of the fund’s Board of Trustees held on August 18, 2021, the Board considered the renewal of the fund’s Current Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services. The Board members, all of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Current Management Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge, an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional Connecticut municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional “other states” municipal debt funds (i.e., single state municipal debt funds, including states other than Connecticut) (the “Performance Universe”), all for various periods ended June 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional “other states” municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance ranked second out of the three funds in the Performance Group and was

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

above the Performance Universe median for all periods except for the five- and ten-year periods when it was two basis points below the Performance Universe median. The Board also considered that the fund’s yield performance ranked third out of the three funds in the Performance Group for all ten one-year periods ended June 30th and was at or above the Performance Universe medians for six of the ten one-year periods ended June 30th. The Board considered the relative proximity of the fund’s yield performance to the Performance Universe median in the periods when it was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee ranked second of the three funds in the Expense Group, the fund’s actual management fee was the lowest of the three funds in the Expense Group and was below the Expense Universe median actual management fee and the fund’s total expenses ranked second of the three funds in the Expense Group and were slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until August 31, 2022, to waive receipt of a portion of its management fee, in the amount of 0.10% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Current Management Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Current Management Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Current Management Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Current Management Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Current Management Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Current Management Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Current Management Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0064SA1021

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund

SEMIANNUAL REPORT October 31, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021 through October 31, 2021, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2021, Class A shares of BNY Mellon Massachusetts Fund, a series of BNY Mellon State Municipal Bond Funds, produced a total return of -0.22%, Class C shares returned -2.27% and Class Z shares returned -0.10%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of 0.01% for the same period.2

Municipal bonds posted minimal gains during the reporting period due to some volatility. The fund underperformed the Index due to the fund’s slightly longer duration versus the Index and its yield-curve positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The portfolio managers actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Delta Variant, Inflation Concerns and Political Uncertainty Weigh on Market

While the market continued to benefit from policies put in place in response to the COVID-19 pandemic, volatility increased as a result of a variety of factors. Despite the volatility, credit spreads are now tighter than they were prior to the pandemic, which is a testament to how strong the market has been over the past year.

The primary factors driving the recent volatility have been the emergence of the Delta variant of COVID-19, uncertainty about whether inflation would be transitory, and how well the Federal Reserve (the “Fed”) would address inflationary pressures. Tax reform measures in Washington DC have also factored into the market environment.

2

The Delta variant contributed to volatility by casting doubt on the pace of the reopening of the economy and of future growth. But volatility was fed primarily by concerns about inflation and whether it would be short lived or persist over a longer period. The market has appeared to be uncertain about this. While the long end of the curve flattened, suggesting that investors believed inflationary pressures would soon ease, the shorter end of the curve rose, indicating investors believed the Fed would be forced to raise rates sooner than it has indicated.

The political environment has also affected the market. While the November 2020 election increased the likelihood of income-tax hikes for corporations and higher-income households, adding to the appeal of tax-exempt municipal securities, the prospective extent of tax increases became less certain late in the reporting period, weakening demand for municipal securities somewhat. Among the possible changes under discussion is the lifting of the cap on the deduction of state and local taxes. The cap went into effect with the Tax Cuts and Jobs Act of 2017 and has helped fuel inflows into municipal bond funds.

While the market has been volatile, credit fundamentals remain strong. The fiscal health of issuers has remained better than expected, in part because real-estate and income-tax collections failed to decline as much as predicted. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic.

Massachusetts has maintained a fairly solid fiscal condition. With the continued reopening of the economy, job growth has improved, and tax revenues have exceeded expectations.

Asset Allocation and Security Selection Drove Fund Results

The fund’s performance was driven by a longer duration versus the Index, which detracted from returns as did the yield-curve positioning. Bonds in the 15- to 20-year portion of the curve in particular hampered returns. Positions in the education, public power and utilities sectors also detracted somewhat from the fund’s relative performance. The fund did not use derivatives during the reporting period.

On a positive note, an overweight to revenue bonds was beneficial, with positions in the health care/hospital, airport and transportation sectors being especially advantageous. In addition, lower-quality bonds, rated A and BB, outperformed higher quality bonds.

A Positive Outlook

The outlook for the regional economy remains positive. Although the state has been slower to reopen than other states, it is now fully open, and it has seen strong wage growth and increases in labor-force participation and per capita income. Real estate values have also

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

rebounded, and tax revenues have benefited the state’s credit fundamentals. Long-term liabilities remain a concern, however. We will continue to focus on revenue bonds.

November 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Municipal income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains, if any, are taxable.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund from May 1, 2021 to October 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2021

	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.09	$18.84	$3.78
Ending value (after expenses)	$997.80	$977.30	$999.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2021

	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.14	$19.11	$3.82
Ending value (after expenses)	$1,020.11	$1,006.15	$1,021.42
†

Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 3.78% for Class C and .75% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%
Massachusetts - 97.7%
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,000,000		1,078,029
Martha's Vineyard Land Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Build America Mutual)	5.00	5/1/2033	500,000		598,429
Massachusetts, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. A	5.50	8/1/2030	1,750,000		2,336,372
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x.67 +.55%	0.63	11/1/2025	5,000,000	[a]	5,007,891
Massachusetts, GO, Refunding, Ser. C	5.00	5/1/2030	2,500,000		3,262,997
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,928,112
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000		1,423,580
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	7/1/2027	2,000,000		2,519,073
Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,300,587
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2024	1,830,000		1,967,595
Massachusetts College Building Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	5/1/2026	5,385,000	[b]	5,169,627
Massachusetts College Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.50	5/1/2028	1,450,000		1,746,363
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000		1,628,528
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,557,437
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000		1,183,477

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000		2,356,161
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000		2,634,873
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.13	11/15/2046	1,500,000	[c]	1,651,107
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Obligated Group) Ser. A	6.50	11/15/2023	500,000	[c,d]	561,408
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,638,992
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000		566,141
Massachusetts Development Finance Agency, Revenue Bonds (The Children's Hospital Corp. Obligated Group) Ser. P	5.00	10/1/2033	4,000,000		4,512,303
Massachusetts Development Finance Agency, Revenue Bonds (Trustees of Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		2,261,954
Massachusetts Development Finance Agency, Revenue Bonds (Worcester Polytechnic Institute)	5.00	9/1/2049	1,500,000		1,828,203
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2049	1,500,000		1,670,854
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group)	5.00	7/1/2032	500,000		624,395
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2037	1,000,000		1,148,314
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Brandeis University) Ser. S1	5.00	10/1/2035	1,000,000		1,240,791

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,752,570
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross Trustees) Ser. A	5.00	9/1/2041	800,000		940,583
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lasell University)	4.00	7/1/2050	1,000,000		1,102,739
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,500,000	[c]	1,621,146
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	1,000,000	[c]	1,081,737
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2035	1,000,000		1,292,993
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Obligated Group)	5.00	10/1/2049	700,000		777,455
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2047	1,500,000		1,765,820
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2041	1,000,000		1,156,070
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	450,000		544,970
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,167,167
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000		879,479
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000		1,400,744

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,204,896
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston College) Ser. T	5.00	7/1/2042	1,000,000	1,194,374
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,195,150
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2046	1,000,000	1,164,241
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,182,479
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,193,189
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. F	5.00	8/15/2040	2,000,000	2,284,545
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	4.00	7/1/2046	1,000,000	1,157,437
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. H1	5.00	7/1/2033	500,000	571,407
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2026	1,125,000	1,329,991
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	1/1/2025	1,500,000	1,700,578
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	575,000	590,506
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,980,000	2,126,279
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 218	3.00	12/1/2050	1,460,000	1,563,025

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000		1,187,183
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	2,055,000		2,431,227
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000		2,764,559
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2039	1,175,000		1,493,948
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000		2,425,467
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000		1,135,931
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000		1,268,768
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2037	500,000		579,987
Massachusetts School Building Authority, Revenue Bonds, Ser. A	5.00	8/15/2045	2,000,000		2,537,139
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2049	3,490,000		4,305,684
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000		1,771,626
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,000,000		2,475,300
Springfield Water & Sewer Commission, Revenue Bonds, Ser. C	5.00	4/15/2037	650,000		784,955
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000		1,520,750
				119,027,687
U.S. Related - 1.5%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	5,000,000	[b]	806,715

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
U.S. Related - 1.5% (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	1,000,000	1,093,088
				1,899,803
Total Investments (cost $113,852,461)			99.2%	120,927,490
Cash and Receivables (Net)			0.8%	928,307
Net Assets			100.0%	121,855,797

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $4,915,398 or 4.03% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Education	24.4
Medical	23.4
Transportation	15.3
General Obligation	13.1
General	5.4
Nursing Homes	4.2
Airport	3.0
Single Family Housing	3.0
Student Loan	3.0
Power	1.6
Development	1.0
Tobacco Settlement	.7
Water	.6
Prerefunded	.5
99.2

† Based on net assets.

See notes to financial statements.

11

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	113,852,461	120,927,490
Cash		36,809
Interest receivable		1,319,684
Receivable for shares of Beneficial Interest subscribed		3,749
Prepaid expenses		21,484
		122,309,216
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		70,930
Payable for shares of Beneficial Interest redeemed		340,544
Trustees’ fees and expenses payable		965
Other accrued expenses		40,980
		453,419
Net Assets ($)		121,855,797
Composition of Net Assets ($):
Paid-in capital		113,160,256
Total distributable earnings (loss)		8,695,541
Net Assets ($)		121,855,797

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	24,019,516	10,195	97,826,086
Shares Outstanding	2,027,583	882	8,257,837
Net Asset Value Per Share ($)	11.85	11.56	11.85

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	1,721,838
Expenses:
Management fee—Note 3(a)	347,426
Shareholder servicing costs—Note 3(c)	54,067
Professional fees	52,287
Registration fees	21,790
Chief Compliance Officer fees—Note 3(c)	7,077
Trustees’ fees and expenses—Note 3(d)	7,074
Prospectus and shareholders’ reports	5,723
Custodian fees—Note 3(c)	1,438
Loan commitment fees—Note 2	127
Distribution fees—Note 3(b)	40
Miscellaneous	11,282
Total Expenses	508,331
Less—reduction in fees due to earnings credits—Note 3(c)	(615)
Net Expenses	507,716
Investment Income—Net	1,214,122
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	540,712
Net change in unrealized appreciation (depreciation) on investments	(1,868,748)
Net Realized and Unrealized Gain (Loss) on Investments	(1,328,036)
Net (Decrease) in Net Assets Resulting from Operations	(113,914)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations ($):
Investment income—net	1,214,122	2,717,696
Net realized gain (loss) on investments	540,712	934,605
Net change in unrealized appreciation (depreciation) on investments	(1,868,748)	6,695,527
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,914)	10,347,828
Distributions ($):
Distributions to shareholders:
Class A	(215,134)	(523,570)
Class C	(1)	(215)
Class Z	(1,001,513)	(2,542,455)
Total Distributions	(1,216,648)	(3,066,240)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	587,747	3,915,261
Class C	-	42
Class Z	1,131,330	4,002,902
Distributions reinvested:
Class A	168,828	409,451
Class C	-	67
Class Z	786,136	1,990,190
Cost of shares redeemed:
Class A	(1,902,244)	(2,059,315)
Class C	(3,927)	(100,057)
Class Z	(5,469,137)	(10,432,048)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,701,267)	(2,273,507)
Total Increase (Decrease) in Net Assets	(6,031,829)	5,008,081
Net Assets ($):
Beginning of Period	127,887,626	122,879,545
End of Period	121,855,797	127,887,626
Capital Share Transactions (Shares):
Class A
Shares sold	49,001	329,741
Shares issued for distributions reinvested	14,097	34,437
Shares redeemed	(158,561)	(172,947)
Net Increase (Decrease) in Shares Outstanding	(95,463)	191,231
Class C
Shares sold	-	3
Shares issued for distributions reinvested	-	6
Shares redeemed	(332)	(8,434)
Net Increase (Decrease) in Shares Outstanding	(332)	(8,425)
Class Z
Shares sold	94,141	339,863
Shares issued for distributions reinvested	65,645	167,443
Shares redeemed	(455,759)	(877,556)
Net Increase (Decrease) in Shares Outstanding	(295,973)	(370,250)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended

October 31, 2021			Year Ended April 30,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.98	11.31	11.51	11.27	11.48	11.94
Investment Operations:
Investment income—net[a]	.10	.23	.26	.28	.29	.29
Net realized and unrealized gain (loss) on investments	(.13)	.70	(.20)	.24	(.21)	(.46)
Total from Investment Operations	(.03)	.93	.06	.52	.08	(.17)
Distributions:
Dividends from investment income—net	(.10)	(.23)	(.26)	(.28)	(.29)	(.29)
Dividends from net realized gain on investments	-	(.03)	−	−	−	(.00)[b]
Total Distributions	(.10)	(.26)	(.26)	(.28)	(.29)	(.29)
Net asset value, end of period	11.85	11.98	11.31	11.51	11.27	11.48
Total Return (%)[c]	(.22)[d]	8.25	.46	4.72	.65	(1.40)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.03	1.01	.99	1.00	.96
Ratio of net expenses to average net assets	1.01[e]	1.03	1.01	.99	.99	.96
Ratio of net investment income to average net assets	1.71[e]	1.90	2.22	2.51	2.47	2.48
Portfolio Turnover Rate	4.09[d]	13.31	16.48	4.67	10.68	11.70
Net Assets, end of period ($ x 1,000)	24,020	25,427	21,847	23,396	24,569	26,487

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Six Months Ended

October 31, 2021			Year Ended April 30,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.83	11.31	11.52	11.27	11.49	11.95
Investment Operations:
Investment income—net[a]	.00[b]	.04	.15	.18	.19	.20
Net realized and unrealized gain (loss) on investments	(.27)	.53	(.22)	.25	(.22)	(.46)
Total from Investment Operations	(.27)	.57	(.07)	.43	(.03)	(.26)
Distributions:
Dividends from investment income—net	(.00)[b]	(.02)	(.14)	(.18)	(.19)	(.20)
Dividends from net realized gain on investments	-	(.03)	−	−	−	(.00)[b]
Total Distributions	(.00)[b]	(.05)	(.14)	(.18)	(.19)	(.20)
Net asset value, end of period	11.56	11.83	11.31	11.52	11.27	11.49
Total Return (%)[c]	(2.27)[d]	5.08	(.64)	3.83	(.22)	(2.27)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.78[e]	2.61	1.99	1.93	1.81	1.76
Ratio of net expenses to average net assets	3.78[e]	2.61	1.99	1.93	1.80	1.76
Ratio of net investment income to average net assets	.00[e,f]	.32	1.27	1.57	1.63	1.69
Portfolio Turnover Rate	4.09[d]	13.31	16.48	4.67	10.68	11.70
Net Assets, end of period ($ x 1,000)	10	14	109	330	367	1,472

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended

October 31, 2021			Year Ended April 30,
Class Z Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.98	11.31	11.51	11.27	11.48	11.94
Investment Operations:
Investment income—net[a]	.12	.26	.29	.31	.31	.32
Net realized and unrealized gain (loss) on investments	(.13)	.70	(.20)	.24	(.21)	(.46)
Total from Investment Operations	(.01)	.96	.09	.55	.10	(.14)
Distributions:
Dividends from investment income—net	(.12)	(.26)	(.29)	(.31)	(.31)	(.32)
Dividends from net realized gain on investments	-	(.03)	−	−	−	(.00)[b]
Total Distributions	(.12)	(.29)	(.29)	(.31)	(.31)	(.32)
Net asset value, end of period	11.85	11.98	11.31	11.51	11.27	11.48
Total Return (%)	(.10)[c]	8.54	.69	4.96	.95	(1.26)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.76	.78	.76	.78	.73
Ratio of net expenses to average net assets	.75[d]	.76	.78	.76	.77	.72
Ratio of net investment income to average net assets	1.97[d]	2.17	2.45	2.74	2.69	2.72
Portfolio Turnover Rate	4.09[c]	13.31	16.48	4.67	10.68	11.70
Net Assets, end of period ($ x 1,000)	97,826	102,446	100,923	112,958	118,120	125,381

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Massachusetts Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2021, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 882 Class C shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

20

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	120,927,490	-	120,927,490

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and

22

aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2021 was as follows: tax-exempt income $2,714,221

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and long-term capital gains $352,019. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2021, the fund did not borrow under the Facilities.

24

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .264% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2021, Class C shares were charged $40 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2021, Class A and Class C shares were charged $31,262 and $13, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2021, Class Z shares were charged $736 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2021, the fund was charged $12,504 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2021, the fund was charged $1,438 pursuant to the custody agreement. These fees were partially offset by earnings credits of $615.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2021, the fund was charged $832 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $57,122, Distribution Plan fees of $7, Shareholder Services Plan fees of $5,139, custodian fees of $769, Chief Compliance Officer fees of $4,718 and transfer agency fees of $3,175.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2021, amounted to $5,070,531 and $8,553,986, respectively.

At October 31, 2021, accumulated net unrealized appreciation on investments was $7,075,029, consisting of $7,307,588 gross unrealized appreciation and $232,559 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 19, 2021 (the “Meeting”), the Board discussed with representatives of the Adviser plans to realign Mellon Investments Corporation’s (“Mellon”) fixed income capabilities with Insight North America LLC (“INA”) (the “Firm Realignment”), with such realignment scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”). The Adviser noted that, as a result of the Firm Realignment, the portfolio managers who are currently responsible for managing the investments of the fund as employees of Mellon in a dual employment arrangement with the Adviser, will become employees of INA as of the Effective Date. Consequently, the Adviser proposed to engage INA to serve as the fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “New Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed amending the Fund’s current management agreement (the “Current Management Agreement”) to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of INA as sub-investment adviser to the fund (as proposed to be amended, the “Amended Management Agreement”), to be effective on the Effective Date.

At the Meeting, the Adviser recommended the approval of the New Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to the fund, and the Amended Management Agreement. The recommendation for the approval of the New Sub-Advisory Agreement and the Amended Management Agreement was based on the following considerations, among others: (i) approval of the New Sub-Advisory Agreement and the Amended Management Agreement would permit the fund’s current portfolio managers to continue to be responsible for the day-to-day management of the Fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered at a Board meeting on July 30, 2020 (the “15(c) Meeting”), at which the Board re-approved the Current Management Agreement for the ensuing year, other than the information about the Firm Realignment and INA.

At the Meeting, the Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (the “Independent Trustees”), considered and approved the New Sub-Advisory Agreement and the Amended Management Agreement. In determining whether to approve the New Sub-Advisory Agreement and the Amended Management Agreement, the Board considered the materials prepared by the Adviser received in advance of the Meeting and other information presented at the Meeting, which included: (i) a form of the New

28

Sub-Advisory Agreement and a form of the Amended Management Agreement; (ii) information regarding the Firm Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; and (iv) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an “assignment” of the Current Management Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the Meeting and the 15(c) Meeting.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the New Sub-Advisory Agreement, the Board considered: (i) INA’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services, which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the New Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the New Sub-Advisory Agreement. The Board also considered, as it related to the Amended Management Agreement, that the nature, extent and quality of the services that are provided by the Adviser are expected to remain the same, including the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel.

Investment Performance. The Board had considered the fund’s investment performance and that of the investment team managing the fund’s portfolio at the 15(c) Meeting (including comparative data provided by Broadridge Financial Solutions, Inc. (“Broadridge”)). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the New Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the New Sub-Advisory Agreement and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fee payable under the New Sub-Advisory Agreement, noting that the proposed fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund or the Adviser’s profitability. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and

29

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Current Management Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, at the 15(c) Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and INA under the New Sub-Advisory Agreement.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Current Management Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the New Sub-Advisory Agreement and Amended Management Agreement for the fund effective as of the Effective Date.

****************************************************************

At a meeting of the fund’s Board of Trustees held on August 18, 2021, the Board considered the renewal of the fund’s Current Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services. The Board members, all of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Current Management Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as

30

dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge, an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Z shares with the performance of a group of retail front-end load and no-load Massachusetts municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional Massachusetts municipal debt funds (the “Performance Universe”), all for various periods ended June 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load and no-load Massachusetts municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at the Performance Group median for the one-, two- and three-year

31

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

periods, and below the median and for the four-, five- and ten year periods, and above the Performance Universe median for all periods except the ten-year period when it was below the median. The Board also considered that the fund’s yield performance was below the Performance Group medians for nine of the ten one-year periods ended June 30th and below the Performance Universe medians for eight of the ten one-year periods ended June 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median, including that the fund’s yield performance ranked in the third quartile of the Performance Universe in nine of the ten one-year periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and equal to the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Current Management Agreement,

32

considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Current Management Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Current Management Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Current Management Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Current Management Agreement, including information on the investment

33

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Current Management Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Current Management Agreement.

34

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

35

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited) (continued)

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36

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For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0063SA1021

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021 through October 31, 2021, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2021, Class A shares of BNY Mellon Pennsylvania Fund, a series of BNY Mellon State Municipal Bond Funds, produced a total return of 0.26%, Class C shares returned -0.24% and Class Z shares returned 0.33%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 0.01% for the same period.2

Municipal bonds posted minimal gains during the reporting period due to some volatility. But the economy continued to reopen as governments removed restrictions related to the COVID-19 pandemic. The fund’s Class A and Z shares outperformed the Index due to favorable sector allocation and security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Delta Variant, Inflation Concerns and Political Uncertainty Weigh on Market

While the market continued to benefit from policies put in place in response to the COVID-19 pandemic, volatility increased as a result of a variety of factors. Despite the volatility, credit spreads are now tighter than they were prior to the pandemic, which is a testament to how strong the market has been over the past year.

2

The primary factors driving the recent volatility have been the emergence of the Delta variant of COVID-19, uncertainty about whether inflation would be transitory, and how well the Federal Reserve (the “Fed”) would address inflationary pressures. Tax reform measures in Washington DC have also factored into the market environment.

The Delta variant contributed to volatility by casting doubt on the pace of the reopening of the economy and of future growth. But volatility was fed primarily by concerns about inflation and whether it would be short-lived or persist over a longer period. The market has appeared to be uncertain about this. While the long end of the curve flattened, suggesting that investors believed inflationary pressures would soon ease, the shorter end of the curve rose, indicating investors believed the Fed would be forced to raise rates sooner than it has indicated.

The political environment has also affected the market. While the November 2020 election increased the likelihood of income-tax hikes for corporations and higher-income households, adding to the appeal of tax-exempt municipal securities, the prospective extent of tax increases became less certain late in the reporting period, weakening demand for municipal securities somewhat. Among the possible changes under discussion is the lifting of the cap on the deduction of state and local taxes. The cap went into effect with the Tax Cuts and Jobs Act of 2017 and has helped fuel inflows into municipal bond funds.

While the market has been volatile, credit fundamentals remain strong. The fiscal health of issuers has remained better than expected, in part because real-estate and income-tax collections failed to decline as much as predicted. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic.

Pennsylvania’s economy has continued to improve with the lifting of COVID-19 restrictions. Tax revenues have exceeded estimates, and the state’s “rainy day” fund has been bolstered.

Asset Allocation and Security Selection Benefited Performance

The fund’s relative performance was helped primarily by its asset allocation and security selection. An overweight position in revenue bonds was advantageous, especially in the hospital and health care sectors. Positioning in the transportation and airport sectors was also beneficial.

On the other hand, the fund’s relatively longer duration and its positions on the 15- to 20-year portion of the municipal bond curve hampered returns somewhat as yields at the long end of the curve rose somewhat. Positioning in the water & sewer and public power sectors also detracted from returns. The fund did not use derivatives during the reporting period.

A Positive Outlook

The outlook for the regional economy remains positive. With the pandemic easing, economic activity and tax revenues should remain healthy. Although the unemployment rate

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

is a little higher than the national average, the economy is diverse and resilient. The state’s credit rating remains stable, although the underfunded pension liability merits watching over the long term.

November 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Advisor, Inc. pursuant to an agreement in effect through August 31, 2022, at which time it may be extended, terminated or modified. The fund performance returns stated reflect the fee waiver, without which, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund from May 1, 2021 to October 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2021

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.59	$9.06	$3.33
Ending value (after expenses)	$1,002.60	$997.60	$1,003.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2021

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.63	$9.15	$3.36
Ending value (after expenses)	$1,020.62	$1,016.13	$1,021.88
†

Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.80% for Class C and .66% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4%
Pennsylvania - 97.5%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2051	2,780,000		3,383,624
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,442,922
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,000,000		1,168,876
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	584,658
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,134,808
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		2,000,154
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2038	415,000		462,456
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2043	500,000		554,091
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		568,124
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		677,759
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	10/1/2037	500,000		531,498
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2041	750,000		867,150

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.5% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,154,021
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,073,411
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,210,412
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	900,000		984,385
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2025	100,000	[b]	113,966
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,142,502
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,130,318
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2032	1,000,000		1,209,595
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2037	2,500,000		2,734,944
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.47	9/1/2022	2,000,000	[c,d]	1,997,968
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		958,229
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,199,747
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		673,939
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		542,697
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000		1,085,796
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	[d]	1,267,817

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.5% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000		2,781,217
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		1,129,338
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000		1,111,192
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000		2,118,454
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	[d]	1,878,872
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		1,105,886
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,158,707
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,200,000		3,737,909
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000		1,119,867
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000		570,174
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,208,552
Pennsylvania, GO, Ser. 1st	4.00	3/1/2037	1,525,000		1,744,499
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[a]	869,761

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.5% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding	4.00	7/1/2033	1,750,000	1,968,902
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	323,856
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,632,348
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,205,726
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	2,053,561
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,683,093
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,170,000	1,319,955
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000	1,130,314
Pennsylvania Housing Finance Agency, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2025	1,085,000	1,089,027
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	3,000,000	3,584,086
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000	3,832,452
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,605,000	1,862,872
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000	1,241,330
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,500,000	1,754,612
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000	2,280,449

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.5% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,767,264
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,000,000	1,153,970
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,156,250
Philadelphia Gas Works, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	8/1/2037	1,290,000	1,517,580
Philadelphia Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2021	865,000	868,164
Philadelphia Industrial Development Authority, Revenue Bonds (Children's Hospital of Philadelphia Project) Ser. A	5.00	7/1/2042	3,000,000	3,351,825
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,434,851
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	1,136,322
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2047	1,000,000	1,177,646
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,691,885
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,000,000	1,245,783
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,110,000	1,112,012
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,546,626
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	687,170

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 97.5% (continued)
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000		449,698
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2033	330,000		425,767
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2034	400,000		514,665
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000		1,227,964
State Public School Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000		1,823,065
State Public School Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	475,000	[b]	576,075
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000		1,329,565
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000		2,306,608
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	1,000,000		1,233,321
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000		1,209,572
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000		1,168,625
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	5,000	[b]	6,023
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000		1,143,873
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000		1,150,296
				115,765,343

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,085,299
Total Investments (cost $110,371,268)			98.4%	116,850,642
Cash and Receivables (Net)			1.6%	1,894,595
Net Assets			100.0%	118,745,237

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $2,589,227 or 2.18% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

Portfolio Summary (Unaudited) †	Value (%)
Medical	19.9
Nursing Homes	13.7
Transportation	13.1
Education	10.5
School District	8.2
Water	7.4
Airport	7.4
Utilities	5.0
Multifamily Housing	3.8
General Obligation	2.9
General	2.5
Facilities	1.7
Tobacco Settlement	1.0
Development	.7
Prerefunded	.6
98.4

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	110,371,268	116,850,642
Cash		494,228
Interest receivable		1,486,915
Receivable for shares of Beneficial Interest subscribed		76,228
Prepaid expenses		14,881
		118,922,894
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		73,349
Payable for shares of Beneficial Interest redeemed		61,302
Trustees’ fees and expenses payable		925
Other accrued expenses		42,081
		177,657
Net Assets ($)		118,745,237
Composition of Net Assets ($):
Paid-in capital		111,097,057
Total distributable earnings (loss)		7,648,180
Net Assets ($)		118,745,237

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	85,525,956	755,480	32,463,801
Shares Outstanding	5,197,501	45,894	1,973,267
Net Asset Value Per Share ($)	16.46	16.46	16.45

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	1,812,622
Expenses:
Management fee—Note 3(a)	335,059
Shareholder servicing costs—Note 3(c)	136,168
Professional fees	52,797
Registration fees	17,143
Chief Compliance Officer fees—Note 3(c)	7,077
Trustees’ fees and expenses—Note 3(d)	6,821
Prospectus and shareholders’ reports	6,537
Distribution fees—Note 3(b)	2,951
Custodian fees—Note 3(c)	1,306
Loan commitment fees—Note 2	158
Miscellaneous	11,203
Total Expenses	577,220
Less—reduction in expenses due to undertaking—Note 3(a)	(60,271)
Net Expenses	516,949
Investment Income—Net	1,295,673
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	865,853
Net change in unrealized appreciation (depreciation) on investments	(1,821,574)
Net Realized and Unrealized Gain (Loss) on Investments	(955,721)
Net Increase in Net Assets Resulting from Operations	339,952

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations ($):
Investment income—net	1,295,673	2,780,512
Net realized gain (loss) on investments	865,853	371,218
Net change in unrealized appreciation (depreciation) on investments	(1,821,574)	7,680,222
Net Increase (Decrease) in Net Assets Resulting from Operations	339,952	10,831,952
Distributions ($):
Distributions to shareholders:
Class A	(913,606)	(2,612,472)
Class C	(4,718)	(26,737)
Class Z	(383,255)	(1,086,397)
Total Distributions	(1,301,579)	(3,725,606)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,353,948	9,450,553
Class C	68	3,238
Class Z	978,284	1,020,650
Distributions reinvested:
Class A	805,276	2,297,552
Class C	4,650	26,413
Class Z	311,528	902,149
Cost of shares redeemed:
Class A	(4,406,837)	(11,982,184)
Class C	(98,345)	(725,403)
Class Z	(953,476)	(3,549,007)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,004,904)	(2,556,039)
Total Increase (Decrease) in Net Assets	(2,966,531)	4,550,307
Net Assets ($):
Beginning of Period	121,711,768	117,161,461
End of Period	118,745,237	121,711,768

16

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Capital Share Transactions (Shares):
Class Aa
Shares sold	81,319	576,558
Shares issued for distributions reinvested	48,461	139,802
Shares redeemed	(264,865)	(728,730)
Net Increase (Decrease) in Shares Outstanding	(135,085)	(12,370)
Class Ca
Shares sold	4	197
Shares issued for distributions reinvested	280	1,606
Shares redeemed	(5,912)	(44,361)
Net Increase (Decrease) in Shares Outstanding	(5,628)	(42,558)
Class Z
Shares sold	58,808	62,441
Shares issued for distributions reinvested	18,756	54,916
Shares redeemed	(57,322)	(216,517)
Net Increase (Decrease) in Shares Outstanding	20,242	(99,160)

[a]	During the period ended April 30, 2021, 4,621 Class C shares representing $73,148 were automatically converted to 4,621 Class A shares.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.59	15.64	16.06	15.84	16.15	16.74
Investment Operations:
Investment income—net[a]	.17	.37	.41	.42	.43	.47
Net realized and unrealized gain (loss) on investments	(.13)	1.08	(.30)	.35	(.03)	(.50)
Total from Investment Operations	.04	1.45	.11	.77	.40	(.03)
Distributions:
Dividends from investment income—net	(.17)	(.37)	(.41)	(.42)	(.43)	(.46)
Dividends from net realized gain on investments	-	(.13)	(.12)	(.13)	(.28)	(.10)
Total Distributions	(.17)	(.50)	(.53)	(.55)	(.71)	(.56)
Net asset value, end of period	16.46	16.59	15.64	16.06	15.84	16.15
Total Return (%)[b]	.26[c]	9.34	.55	4.97	2.44	(.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[d]	1.02	1.01	1.00	.98	.96
Ratio of net expenses to average net assets	.91[d]	.92	.94	1.00	.98	.96
Ratio of net investment income to average net assets	2.06[d]	2.24	2.48	2.65	2.62	2.82
Portfolio Turnover Rate	10.63[c]	4.78	14.71	8.53	15.24	20.97
Net Assets, end of period ($ x 1,000)	85,526	88,464	83,598	89,527	92,964	100,228

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

18

Six Months Ended
Class C Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.60	15.65	16.06	15.84	16.15	16.75
Investment Operations:
Investment income—net[a]	.10	.23	.27	.29	.30	.34
Net realized and unrealized gain (loss) on investments	(.14)	1.08	(.29)	.35	(.03)	(.51)
Total from Investment Operations	(.04)	1.31	(.02)	.64	.27	(.17)
Distributions:
Dividends from investment income—net	(.10)	(.23)	(.27)	(.29)	(.30)	(.33)
Dividends from net realized gain on investments	-	(.13)	(.12)	(.13)	(.28)	(.10)
Total Distributions	(.10)	(.36)	(.39)	(.42)	(.58)	(.43)
Net asset value, end of period	16.46	16.60	15.65	16.06	15.84	16.15
Total Return (%)[b]	(.24)[c]	8.39	(.22)	4.12	1.63	(.98)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	1.87	1.84	1.82	1.76	1.73
Ratio of net expenses to average net assets	1.80[d]	1.77	1.77	1.82	1.76	1.73
Ratio of net investment income to average net assets	1.18[d]	1.39	1.66	1.83	1.83	2.05
Portfolio Turnover Rate	10.63[c]	4.78	14.71	8.53	15.24	20.97
Net Assets, end of period ($ x 1,000)	755	855	1,472	1,920	2,511	4,445

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.59	15.64	16.05	15.83	16.15	16.74
Investment Operations:
Investment income—net[a]	.19	.41	.44	.45	.46	.50
Net realized and unrealized gain (loss) on investments	(.13)	1.08	(.29)	.35	(.04)	(.49)
Total from Investment Operations	.06	1.49	.15	.80	.42	.01
Distributions:
Dividends from investment income—net	(.20)	(.41)	(.44)	(.45)	(.46)	(.50)
Dividends from net realized gain on investments	-	(.13)	(.12)	(.13)	(.28)	(.10)
Total Distributions	(.20)	(.54)	(.56)	(.58)	(.74)	(.60)
Net asset value, end of period	16.45	16.59	15.64	16.05	15.83	16.15
Total Return (%)	.33[b]	9.63	.82	5.18	2.66	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[c]	.76	.80	.82	.76	.73
Ratio of net expenses to average net assets	.66[c]	.66	.73	.82	.76	.73
Ratio of net investment income to average net assets	2.32[c]	2.50	2.69	2.85	2.83	3.05
Portfolio Turnover Rate	10.63[b]	4.78	14.71	8.53	15.24	20.97
Net Assets, end of period ($ x 1,000)	32,464	32,392	32,091	33,898	35,676	49,560

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Pennsylvania Fund (the “fund”) is a separate diversified series of BNY Mellon State Municipal Bond Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

22

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	116,850,642	-	116,850,642

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and

24

the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2021 was as follows: tax-exempt income $2,782,106 and long-term capital gains $943,500. The tax character of current year distributions will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has

26

contractually agreed, from May 1, 2021 through August 31, 2022, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets. On or after August 31, 2022, the Adviser may terminate this waiver agreement at any time. The reduction in management fees, pursuant to the undertaking, amounted to $60,271 during the period ended October 31, 2021.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .264% of the value of the fund’s average daily net assets.

During the period ended October 31, 2021, the Distributor retained $632 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2021, Class C shares were charged $2,951 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2021, Class A and Class C shares were charged $110,125 and $984, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the period ended October 31, 2021, Class Z shares were charged $0 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2021, the fund was charged $11,033 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2021, the fund was charged $1,306 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2021, the fund was charged $687 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $55,563, Distribution Plan fees of $481, Shareholder Services Plan fees of $18,360, custodian fees of $800, Chief Compliance Officer fees of $4,718 and transfer agency fees of $2,874, which are offset against an expense reimbursement currently in effect in the amount of $9,447.

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(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2021, amounted to $12,702,002 and $13,937,561, respectively.

At October 31, 2021, accumulated net unrealized appreciation on investments was $6,479,374, consisting of $6,735,289 gross unrealized appreciation and $255,915 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 19, 2021 (the “Meeting”), the Board discussed with representatives of the Adviser plans to realign Mellon Investments Corporation’s (“Mellon”) fixed income capabilities with Insight North America LLC (“INA”) (the “Firm Realignment”), with such realignment scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”). The Adviser noted that, as a result of the Firm Realignment, the portfolio managers who are currently responsible for managing the investments of the fund as employees of Mellon in a dual employment arrangement with the Adviser, will become employees of INA as of the Effective Date. Consequently, the Adviser proposed to engage INA to serve as the fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “New Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed amending the Fund’s current management agreement (the “Current Management Agreement”) to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of INA as sub-investment adviser to the fund (as proposed to be amended, the “Amended Management Agreement”), to be effective on the Effective Date.

At the Meeting, the Adviser recommended the approval of the New Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to the fund, and the Amended Management Agreement. The recommendation for the approval of the New Sub-Advisory Agreement and the Amended Management Agreement was based on the following considerations, among others: (i) approval of the New Sub-Advisory Agreement and the Amended Management Agreement would permit the fund’s current portfolio managers to continue to be responsible for the day-to-day management of the Fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered at a Board meeting on July 30, 2020 (the “15(c) Meeting”), at which the Board re-approved the Current Management Agreement for the ensuing year, other than the information about the Firm Realignment and INA.

At the Meeting, the Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (the “Independent Trustees”), considered and approved the New Sub-Advisory Agreement and the Amended Management Agreement. In determining whether to approve the New Sub-Advisory Agreement and the Amended Management Agreement, the Board considered the materials prepared by the Adviser received in advance of the Meeting and other information presented at the Meeting, which included: (i) a form of the New

30

Sub-Advisory Agreement and a form of the Amended Management Agreement; (ii) information regarding the Firm Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; and (iv) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an “assignment” of the Current Management Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the Meeting and the 15(c) Meeting.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the New Sub-Advisory Agreement, the Board considered: (i) INA’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services, which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the New Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the New Sub-Advisory Agreement. The Board also considered, as it related to the Amended Management Agreement, that the nature, extent and quality of the services that are provided by the Adviser are expected to remain the same, including the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel.

Investment Performance. The Board had considered the fund’s investment performance and that of the investment team managing the fund’s portfolio at the 15(c) Meeting (including comparative data provided by Broadridge Financial Solutions, Inc. (“Broadridge”)). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the New Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the New Sub-Advisory Agreement and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fee payable under the New Sub-Advisory Agreement, noting that the proposed fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund or the Adviser’s profitability. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and

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INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Current Management Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, at the 15(c) Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and INA under the New Sub-Advisory Agreement.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Current Management Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the New Sub-Advisory Agreement and Amended Management Agreement for the fund effective as of the Effective Date.

***************************************************************************

At a meeting of the fund’s Board of Trustees held on August 18, 2021, the Board considered the renewal of the fund’s Current Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services. The Board members, all of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Current Management Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as

32

dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge, an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Z shares with the performance of a group of retail front-end load and no-load Pennsylvania municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional Pennsylvania municipal debt funds (the “Performance Universe”), all for various periods ended June 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load and no-load Pennsylvania municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group and Performance Universe

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INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group for six of the ten one-year periods ended June 30th and above the Performance Universe medians for two of the ten one-year periods ended June 30th. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and equal to the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until August 31, 2022, to waive receipt of a portion of its management fee, in the amount of 0.10% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

34

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Current Management Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Current Management Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Current Management Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Current Management Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the

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INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

operations of the fund and the investment management and other services provided under the Current Management Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Current Management Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Current Management Agreement.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

37

For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0058SA1021

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon State Municipal Bond Funds

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: December 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: December 17, 2021

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: December 17, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)